Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 1,880,332	$ 2,328,569	$ 2,450,382
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	70,590	92,254	108,340
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	5,089	14,142	34,373
Teekay Parent | Conventional Tankers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	0	3,080
Teekay Offshore | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	34,232	49,514	67,993
Teekay LNG | Liquefied Gas Carriers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	36,358	37,336	35,887
Teekay Tankers | Conventional Tankers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 5,404	$ 1,380